CONSOLIDATED BALANCE SHEETS	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 13,525,298	$ 3,759,535
Restricted cash	77,906	0
Short-term Investment	2,560,760	294,568
Accounts receivable, net of allowance for doubtful accounts of $2,221,870 and $2,020,373, respectively	27,124,959	31,393,289
Notes receivable	0	192,819
Other receivables	2,158,120	3,337,634
Due from related parties	0	47,135
Inventories	20,689,252	21,679,258
Advance to suppliers	12,567,368	4,078,256
Total current assets	78,703,663	64,782,494
Property, plant and equipment, net	8,004,855	7,870,680
Right-of use asset	54,166	0
Intangible assets, net	8,749,987	929,021
Deferred tax assets	353,460	724,612
Long-term deposit	12,472,847	11,836,860
Long-term investment	25,323,323	306,837
TOTAL ASSETS	133,662,301	86,450,504
Current liabilities:
Accounts payable	2,159,731	10,351,880
Accrued expenses and other current liabilities	6,875,769	4,172,781
Lease liability - current portion	26,332	0
Accrued payroll and welfare	1,853,019	1,555,705
Advance from customers	5,666,214	2,345,891
Due to related parties	1,072,335	1,315,803
Convertible debentures	2,823,364	0
Short-term bank borrowings	21,394,761	17,372,894
Other borrowing - short term portion	283,758	420,741
Notes payables	0	153,175
Income tax payable	2,354,832	3,188,615
Total current liabilities	44,510,115	40,877,485
Lease liability - long term portion	27,834	0
Other borrowing - long term portion	0	269,290
TOTAL LIABILITIES	44,537,949	41,146,775
Equity
Common stock, no par value, 50,000,000 shares authorized, 28,918,177 and 16,558,037 shares issued and outstanding, respectively
Additional paid-in capital	63,374,085	18,049,630
Statutory surplus reserve	2,914,602	2,904,699
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	(125,000)	0
Retained earnings	19,737,504	23,546,921
Accumulated other comprehensive income (loss)	2,898,594	492,685
Total equity attributable to ZK International Group Co., Ltd.	88,799,785	44,993,935
Equity attributable to non-controlling interests	324,567	309,794
Total equity	89,124,352	45,303,729
TOTAL LIABILITIES AND EQUITY	$ 133,662,301	$ 86,450,504